Barclays PLC (the Parent company)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Barclays PLC (the Parent company)	Barclays PLC (the Parent company)
Total income
Dividend received from subsidiaries
Dividends received from subsidiaries of £4,185m (2024: £3,087m, 2023: £2,818m) relates to dividends received from Barclays Execution
Services Limited £190m, Barclays Bank UK PLC £1,425m and Barclays Bank PLC £2,570m.
Other income
Other income of £714m (2024: £1,183m, 2023: £1,174m expense) includes £997m (2024: £990m, 2023: £985m) of income received from gross coupon payments on Barclays Bank PLC and Barclays Bank UK PLC-issued AT1 securities,  net fee and commission income from subsidiaries £154m (2024: £135m, 2023: £139m) and  foreign exchange and fair value losses of £(437)m (2024: £58m gain, 2023: £(50)m loss).
Total assets and liabilities
Investment in subsidiaries
The investment in subsidiaries of £63,907m (2024: £63,315m) predominantly relates to investments in the ordinary shares of Barclays Bank
PLC of £36,340m (2024: £36,340m) and their AT1 securities of £10,460m (2024: £9,616m), as well as investments in the ordinary shares of
Barclays Bank UK PLC of £14,245m (2024: £14,245m) and their AT1 securities of £2,230m (2024: £2,435m).  The increase of £592m during the year resulted from net issuances of AT1 holdings.
Impairment in subsidiaries
At the end of each reporting period, an impairment review is undertaken in respect of investment in the ordinary shares of subsidiaries.
Where impairment may be indicated a test of the carrying value against the recoverable value is performed; impairment being indicated
where the investment exceeds the recoverable amount. The recoverable amount is calculated as a value in use (VIU) which is derived from the present value of future cash flows expected to be received from the investment. The VIU calculations use forecast profits based on financial budgets approved by management, covering a five-year period as an approximation of future cash flows discounted using a pre-tax discount rate appropriate to the subsidiary being tested. A terminal growth rate has then been applied to the cash flows thereafter, which is based upon expectations of future inflation rates. The 2025 review did not identify any subsidiaries with indicators of impairment.
Loans and advances to subsidiaries
During the year, loans and advances to subsidiaries decreased by £2,677m to £15,730m (2024: £18,407m). The decrease was largely due to maturities of £2,161m intra-group loans to Barclays PLC subsidiaries.
Subordinated liabilities and debt securities in issue
During the year, subordinated liabilities decreased to £8,644m (2024: £9,706m) primarily due to maturity of £615m of Fixed Rate Resetting
Subordinated Callable Notes (£500m and SGD 200m) and FX impact of  £453m. Debt securities in issue of £14,476m (2024: £16,337m)
have reduced during the year primarily due to redemption of £2,391m Fixed Rate Senior Notes and FX impact of £521m. This is partially offset by issuance of £(1,100)m of Fixed Rate Resetting Senior Callable Notes.
Financial assets and liabilities designated at fair value
Financial liabilities designated at fair value of £48,800m (2024: £42,324m) primarily included new senior issuances of £10,226m during the year with principal amounts of £1,803m Fixed Rate Resetting Senior Callable Notes, £2,033m Floating Rate Senior Callable Notes, £6,317m
Fixed-to-Floating Rate Senior Callable Notes. Barclays PLC also issued £1,045m of Subordinated Debt in the year with principal amounts of
EUR 1,250m  of Fixed Rate Resetting Subordinated Callable Notes. The increase is partially offset by redemption of senior debt of £4,610m
(2024:£3,577m). The proceeds raised through these transactions were used to invest in subsidiaries of Barclays PLC and are included within the financial assets designated at fair value through the income statement balance of £50,921m (2024: £44,435m). The effect of changes in the liabilities at fair value, including those due to credit risk, is expected to offset the changes in the fair value of the related financial asset in the income statement. At year end the carrying amount of financial liabilities was £1,168m higher than the contractual amount on maturity
(2024: £195m lower).
Derivative financial instruments
During the year, derivative financial liabilities decreased by £119m to £535m (2024: £654m). This is primarily driven by the gain in derivatives due to mark to market movement.
Total equity
Called up share capital and share premium
Called up share capital and share premium of Barclays PLC is £4,178m (2024: £4,186m). The decrease in the year is primarily due to £636m shares repurchased with a total nominal value of £158m. This decrease was partially offset by shares issued under employee share schemes.
Other equity instruments
Other equity instruments of £12,673m (2024: £12,033m) comprises AT1 securities issued by Barclays PLC. The AT1 securities are perpetual securities with no fixed maturity and are structured to qualify as AT1 instruments under prevailing capital rules applicable as at the relevant issue date. During the year, there were four AT1 issuances with principal amounts totalling £3,799m (USD 1,500m, £1,000m, EUR 1,500m and SGD 500m) and three redemptions with principal amounts totalling £3,120m (USD 1,500m and £2,000m). For further details, please refer to Note 27.